Derivative Instruments and Hedging Activities - Interest Rate Swap Agreement (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (40,963)
U.S. Dollar-denominated interest rate swaps 1 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	408,143
Fair Value / Carrying Amount of Asset / (Liability)	(79,307)
Weighted-Average Remaining Term (Years)	23 years 7 months 6 days
Fixed Interest Rate (%)	4.90%
U.S. Dollar-denominated interest rate swaps 2 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	2,923,688
Fair Value / Carrying Amount of Asset / (Liability)	(391,903)
Weighted-Average Remaining Term (Years)	7 years
Fixed Interest Rate (%)	4.20%
U.S. Dollar-denominated interest rate swaps 3 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	713,672
Fair Value / Carrying Amount of Asset / (Liability)	8,661
Weighted-Average Remaining Term (Years)	3 years 2 months 12 days
Fixed Interest Rate (%)	1.40%
U.S. Dollar-denominated Interest Rate Swaps 4 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	98,500
Fair Value / Carrying Amount of Asset / (Liability)	(415)
Weighted-Average Remaining Term (Years)	4 months 24 days
Fixed Interest Rate (%)	1.10%
U.S. Dollar-denominated interest rate swaps 5 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	469,018
Fair Value / Carrying Amount of Asset / (Liability)	108,605
Weighted-Average Remaining Term (Years)	23 years 7 months 6 days
Fixed Interest Rate (%)	4.80%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	EURIBOR
Principal Amount	329,480
Fair Value / Carrying Amount of Asset / (Liability)	(31,387)
Weighted-Average Remaining Term (Years)	7 years 6 months
Fixed Interest Rate (%)	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (385,746)